COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Future minimum consolidated lease payments for Concierge and its subsidiaries	Future minimum consolidated lease payments for Concierge and its subsidiaries are as follows:	Future minimum consolidated lease payments for Concierge and its subsidiaries are as follows:
COMMITMENTS AND CONTINGENCIES
Year Ended June 30,	Lease Amount
2022	$385,304
2023	485,382
2024	227,789
Total minimum lease payments	1,098,475
Less: present value discount	(144,260)
Total operating lease liabilities	$954,215

Year Ended June 30,	Lease Amount
2022	$564,162
2023	486,375
2024	228,505
Total minimum lease payments	1,279,042
Less: Present value discount	(158,411)
Total operating lease liabilities	$1,120,631